Nuveen Symphony Low Volatility Equity Fund
Nuveen Symphony Low Volatility Equity Fund
Investment Objective
The investment objective of the Fund is to seek long-term capital appreciation with lower absolute volatility than the broad equity market.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 34 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 38 of the prospectus, in the appendix to this prospectus titled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries,” and “Purchase and Redemption of Fund Shares” on page S-68 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Symphony Low Volatility Equity Fund - USD ($)		Class A	Class C	Class R6	Class I	Class T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
Exchange Fee		none	none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	$ 15	$ 15	none	$ 15	$ 15
[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Symphony Low Volatility Equity Fund		Class A	Class C	Class R6 [1]	Class I	Class T
Management Fees		0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none	0.25%
Other Expenses		0.26%	0.26%	0.13%	0.25%	0.25%
Total Annual Fund Operating Expenses		1.19%	1.94%	0.81%	0.93%	1.18%
Fee Waivers and/or Expense Reimbursements	[2],[3]	(0.18%)	(0.18%)	(0.17%)	(0.17%)	(0.17%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.01%	1.76%	0.64%	0.76%	1.01%
[1]	Class R6 shares were established on June 30, 2016. Accordingly, Other Expenses are estimated for the current fiscal year.
[2]	Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
[3]	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through January 31, 2018 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.78% (1.45% after January 31, 2018) of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the Total Annual Fund Operating Expenses for the Class R6 shares will be less than the expense limitation. The expense limitation expiring January 31, 2018 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are at the lesser of Total Annual Fund Operating Expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Redemption
Expense Example - Nuveen Symphony Low Volatility Equity Fund - USD ($)	A	C	R6	I	T
1 Year	$ 672	$ 179	$ 65	$ 78	$ 350
3 Years	914	592	242	279	599
5 Years	1,175	1,030	433	498	867
10 Years	$ 1,920	$ 2,250	$ 986	$ 1,127	$ 1,631

No Redemption
Expense Example, No Redemption - Nuveen Symphony Low Volatility Equity Fund - USD ($)	A	C	R6	I	T
1 Year	$ 672	$ 179	$ 65	$ 78	$ 350
3 Years	914	592	242	279	599
5 Years	1,175	1,030	433	498	867
10 Years	$ 1,920	$ 2,250	$ 986	$ 1,127	$ 1,631

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities. The Fund may invest in companies of any size.

The goal of the portfolio construction process is to produce long-term returns superior to the broad equity market with lower absolute volatility. Volatility is one way to measure risk and, in this context, refers to the variability of the Fund’s or the market’s returns. The Fund seeks to limit its volatility by limiting its portfolio’s sensitivity to market movements, sometimes referred to as “beta.” The Fund’s sub-adviser targets a beta that is approximately 90% of the beta of the Fund’s benchmark index, although there is no guarantee that this can be achieved. Through security selection and the use of risk controls, and by maintaining a broadly diversified portfolio, the sub-adviser believes it can reduce volatility while preserving the Fund’s potential to generate returns in excess of the market over the long term.

The sub-adviser utilizes a multi-faceted investment process that incorporates fundamental research, comprehensive market views and proactive risk management. Industry-focused analysts draw upon a broad range of resources to identify potential investments, including a top down macro-framework, fundamental bottom-up insights, quantitative analysis, valuation assessment and catalyst identification. Through this stock selection process, the team seeks to identify equity ideas with a favorable risk-adjusted return potential across diverse sectors of the market. With the assistance of quantitative tools, the sub-adviser monitors the levels and types of risks in the portfolio and positions the portfolio based on its macroeconomic and market outlook.
Principal Risks
The value of your investment in this Fund will change daily. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, listed alphabetically, include:

Cybersecurity Risk—Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Equity Security Risk—Even if the Fund is able to maintain a portfolio with lower volatility than the broad equity market, the Fund’s returns and the value of the Fund’s shares will be volatile. The Fund invests in equity securities, which are more volatile than certain other asset classes such as fixed income securities. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market.

Investment Strategy Risk—In an attempt to construct a portfolio with lower absolute volatility than the broad equity market, historical data is used to produce a portfolio expected to have a defined level of market risk and the highest projected return for the risk taken. However, individual stock behavior may change in the future, and therefore there is no guarantee that this strategy will be successful.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.
The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Class A Annual Total Return
[1]	The performance of the other share classes will differ due to their different expense structures.

During the nine-year period ended December 31, 2016, the Fund’s highest and lowest quarterly returns were 12.19% and -20.65%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of broad measures of market performance (the Russell 1000® Index is the Fund’s primary benchmark) and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers had not been in place, returns would have been reduced.

Performance is not shown for Class R6 or Class T shares, which have not been offered for a full calendar year.
Average Annual Total Returns for the Periods Ended December 31, 2016
Average Annual Total Returns - Nuveen Symphony Low Volatility Equity Fund		Inception Date	1 Year	5 Years	Since Inception
Class A		Sep. 28, 2007	(0.26%)	11.76%	6.18%
Class A | (return after taxes on distributions)		Sep. 28, 2007	(0.77%)	10.10%	5.29%
Class A | (return after taxes on distributions and sale of Fund shares)		Sep. 28, 2007	0.28%	8.93%	4.72%
Class C		Sep. 28, 2007	5.06%	12.24%	6.06%
Class I		Sep. 28, 2007	6.09%	13.37%	7.13%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	[1]		12.05%	14.69%	6.65%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[2]		11.96%	14.66%	6.52%
Lipper Multi-Cap Core Funds Category Average (reflects no deduction for taxes or sales loads)	[3]		10.27%	13.08%	5.34%
[1]	An index that measures the performance of the large cap segment of the U.S. equity universe which includes approximately 1,000 of the largest securities based on a contribution of their market cap and current index measurement.
[2]	An unmanaged index generally considered representative of the U.S. stock market.
[3]	Represents the average annualized returns for all reporting funds in the Lipper Multi-Cap Core Funds Category.